Investments In Affiliate (Table) (Details) - USD ($) $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jul. 12, 2013	Dec. 31, 2014
Affiliate jointly - owned companies [Line Items]
Equity loss on investments	$ (47)	$ (2,275)
Due from related parties	$ 3,244			$ 3,278
Costamare Ventures participation in the share capital of Benedict Maritime Co., Bertrand Maritime Co., Beardmore Maritime Co., Schofield Maritime Co. and Fairbank Maritime Co. for the construction of five 14,000 TEU containerships [Member]
Affiliate jointly - owned companies [Line Items]
Percentage of participation	40.00%			40.00%
Aggregate contributing amount	$ 289			$ 30,305
Costamare Ventures participation in the share capital of Ainsley Maritime Co. and Ambrose Maritime Co. for the construction of two 11,000 TEU containerships [Member]
Affiliate jointly - owned companies [Line Items]
Percentage of participation	25.00%
Aggregate contributing amount	$ 13,047			$ 8,767
Costamare Ventures Inc. [Member]
Affiliate jointly - owned companies [Line Items]
Equity loss on investments	$ (2,275)
Costamare Ventures participation in the share capital of Connell Maritime Co. [Member]
Affiliate jointly - owned companies [Line Items]
Percentage of participation				40.00%
Aggregate contributing amount				$ 6,669
Costamare Ventures participation in the share capital of Smales Maritime Co. [Member]
Affiliate jointly - owned companies [Line Items]
Percentage of participation				49.00%
Aggregate contributing amount				$ 4,654
Costamare Ventures participation in the share capital of Skerrett Maritime Co., for the construction of one 11,000 TEU containership [Member]
Affiliate jointly - owned companies [Line Items]
Percentage of participation	49.00%
Aggregate contributing amount	$ 4,361
Amounts received from affiliated companies [Member]
Affiliate jointly - owned companies [Line Items]
Amounts received from affiliate				31,828
Costamare Ventures participation in the share capital of Kemp Maritime Co. and Hyde Maritime Co. for the construction of two 9000 TEU containerships, subject to upgrade [Member]
Affiliate jointly - owned companies [Line Items]
Percentage of participation	49.00%
Aggregate contributing amount	$ 149			34,709
York participation in the share capital of Steadman Maritime Co., Marchant Maritime Co. and Horton Maritime Co. [Member]
Affiliate jointly - owned companies [Line Items]
Percentage of participation			51.00%
Aggregate contributing amount	$ 3,244		$ 16,044	$ 3,278